Concession Financial Assets and Liabilities - Summary of Financial Assets and Financial Liabilities With the Tariff Adjustments (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets and Financial Liabilities [line items]
Assets	R$ 7,453	R$ 5,701
Current assets	848	730
Non-current assets	6,605	4,971
Current liabilities	415	482
Non-current liabilities		323
CVA account for compensation of changes in portion A costs [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Assets	2,713	2,369
Current assets	1,761	1,991
Non-current assets	952	378
Liabilities	(2,759)	(2,776)
Current liabilities	(2,018)	(2,075)
Non-current liabilities	(741)	(701)
Total current, net	(257)	(84)
Total non-current,net	211	(323)
Alternative power source program (Proinfa)	(46)	(407)
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the last tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Assets	382	1,444
Current assets	382	1,444
Liabilities	(797)	(1,046)
Current liabilities	(797)	(1,046)
Total current, net	(415)	398
Alternative power source program (Proinfa)	(415)	398
CVA account for compensation of changes in portion A costs [member] | Amounts ratified by Aneel in the next tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Assets	2,331	925
Current assets	1,379	547
Non-current assets	952	378
Liabilities	(1,962)	(1,730)
Current liabilities	(1,221)	(1,029)
Non-current liabilities	(741)	(701)
Total current, net	158	(482)
Total non-current,net	211	(323)
Alternative power source program (Proinfa)	369	(805)
CVA account for compensation of changes in portion A costs [member] | Quota for the Energy Development Account [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	(244)	(42)
CVA account for compensation of changes in portion A costs [member] | Quota for the Energy Development Account [member] | Amounts ratified by Aneel in the last tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	(154)	203
CVA account for compensation of changes in portion A costs [member] | Quota for the Energy Development Account [member] | Amounts ratified by Aneel in the next tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	(90)	(245)
CVA account for compensation of changes in portion A costs [member] | Tariff for Use of Transmission Facilities of Grid Participants [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	33	10
CVA account for compensation of changes in portion A costs [member] | Tariff for Use of Transmission Facilities of Grid Participants [member] | Amounts ratified by Aneel in the last tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	9	2
CVA account for compensation of changes in portion A costs [member] | Tariff for Use of Transmission Facilities of Grid Participants [member] | Amounts ratified by Aneel in the next tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	24	8
CVA account for compensation of changes in portion A costs [member] | Tariff for Transport of Electricity Provided by Itaiputs [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	4	10
CVA account for compensation of changes in portion A costs [member] | Tariff for Transport of Electricity Provided by Itaiputs [member] | Amounts ratified by Aneel in the last tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	2	6
CVA account for compensation of changes in portion A costs [member] | Tariff for Transport of Electricity Provided by Itaiputs [member] | Amounts ratified by Aneel in the next tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	2	4
CVA account for compensation of changes in portion A costs [member] | Program to Encourage Alternative Sources of Electricity Proinfa [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	(4)	17
CVA account for compensation of changes in portion A costs [member] | Program to Encourage Alternative Sources of Electricity Proinfa [member] | Amounts ratified by Aneel in the last tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	(5)	13
CVA account for compensation of changes in portion A costs [member] | Program to Encourage Alternative Sources of Electricity Proinfa [member] | Amounts ratified by Aneel in the next tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	1	4
CVA account for compensation of changes in portion A costs [member] | System Service Charges and Reserve Energy Charge [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	(627)	(244)
CVA account for compensation of changes in portion A costs [member] | System Service Charges and Reserve Energy Charge [member] | Amounts ratified by Aneel in the last tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	(40)	(55)
CVA account for compensation of changes in portion A costs [member] | System Service Charges and Reserve Energy Charge [member] | Amounts ratified by Aneel in the next tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	(587)	(189)
CVA account for compensation of changes in portion A costs [member] | Electricity Purchased for Resale [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	1,236	344
CVA account for compensation of changes in portion A costs [member] | Electricity Purchased for Resale [member] | Amounts ratified by Aneel in the last tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	(91)	423
CVA account for compensation of changes in portion A costs [member] | Electricity Purchased for Resale [member] | Amounts ratified by Aneel in the next tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	1,327	(79)
CVA account for compensation of changes in portion A costs [member] | Overcontracting of Supply [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	(203)	(160)
CVA account for compensation of changes in portion A costs [member] | Overcontracting of Supply [member] | Amounts ratified by Aneel in the last tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	8	(104)
CVA account for compensation of changes in portion A costs [member] | Overcontracting of Supply [member] | Amounts ratified by Aneel in the next tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	(211)	(56)
CVA account for compensation of changes in portion A costs [member] | Neutrality of Portion A [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	43	1
CVA account for compensation of changes in portion A costs [member] | Neutrality of Portion A [member] | Amounts ratified by Aneel in the last tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	(30)	77
CVA account for compensation of changes in portion A costs [member] | Neutrality of Portion A [member] | Amounts ratified by Aneel in the next tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	73	(76)
CVA account for compensation of changes in portion A costs [member] | Other Financial Items [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	(112)	(329)
CVA account for compensation of changes in portion A costs [member] | Other Financial Items [member] | Amounts ratified by Aneel in the last tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	(112)	(167)
CVA account for compensation of changes in portion A costs [member] | Other Financial Items [member] | Amounts ratified by Aneel in the next tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)		(162)
CVA account for compensation of changes in portion A costs [member] | Customer Charges - Tariff Flag Amounts [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	(134)	(14)
CVA account for compensation of changes in portion A costs [member] | Customer Charges - Tariff Flag Amounts [member] | Amounts ratified by Aneel in the next tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	(134)	R$ (14)
CVA account for compensation of changes in portion A costs [member] | Excess demand and reactive power [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	(38)
CVA account for compensation of changes in portion A costs [member] | Excess demand and reactive power [member] | Amounts ratified by Aneel in the last tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	(2)
CVA account for compensation of changes in portion A costs [member] | Excess demand and reactive power [member] | Amounts ratified by Aneel in the next tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Alternative power source program (Proinfa)	R$ (36)